CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized gain on available for sale securities, income tax	4,254,339	2,034,081	0
Reclassification adjustment for gain on available for sale securities realized in net income, income tax	¥ 4,424,450	¥ 1,522,106	¥ 0